COMMITMENT AND CONTINGENCIES (Tables)	12 Months Ended
Dec. 31, 2018
Commitments and Contingencies Disclosure [Abstract]
Schedule of future minimum lease payments under these operating leases

Future minimum lease payments under these operating leases consisted of the following as of December 31, 2018:

Year-Ending December 31
2019	$629
2020	123
2021	3
2022	—
Thereafter	—

Total minimum lease payments	$755